Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Entity Central Index Key	0000201670
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000135933 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Pennsylvania Fund(formerly, Macquarie Tax-Free Pennsylvania Fund)
Class Name	Institutional Class
Trading Symbol	DTPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Pennsylvania Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$30	0.58%
^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 399,607,916
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 856,131
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2026)
Fund net assets	$399,607,916
Total number of portfolio holdings	154
Total advisory fees paid (during reporting period)	$856,131
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	29.23%
Transportation Revenue Bonds	18.58%
Special Tax Revenue Bonds	14.28%
Education Revenue Bonds	12.39%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.53%
Housing Revenue Bonds	6.59%
Lease Revenue Bonds	2.27%
Water & Sewer Revenue Bonds	2.22%
Electric Revenue Bonds	1.95%
State General Obligation Bonds	1.47%

State and territory allocation
Pennsylvania	83.01%
Puerto Rico	14.69%
US Virgin Islands	0.66%

C000006344 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Pennsylvania Fund(formerly, Macquarie Tax-Free Pennsylvania Fund)
Class Name	Class C
Trading Symbol	DPTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Pennsylvania Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$81	1.58%
^	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%	[2]
Net Assets	$ 399,607,916
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 856,131
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2026)
Fund net assets	$399,607,916
Total number of portfolio holdings	154
Total advisory fees paid (during reporting period)	$856,131
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	29.23%
Transportation Revenue Bonds	18.58%
Special Tax Revenue Bonds	14.28%
Education Revenue Bonds	12.39%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.53%
Housing Revenue Bonds	6.59%
Lease Revenue Bonds	2.27%
Water & Sewer Revenue Bonds	2.22%
Electric Revenue Bonds	1.95%
State General Obligation Bonds	1.47%

State and territory allocation
Pennsylvania	83.01%
Puerto Rico	14.69%
US Virgin Islands	0.66%

C000006342 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free Pennsylvania Fund(formerly, Macquarie Tax-Free Pennsylvania Fund)
Class Name	Class A
Trading Symbol	DELIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Tax-Free Pennsylvania Fund (Fund) for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$43	0.83%
^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[3]
Net Assets	$ 399,607,916
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 856,131
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of February 28, 2026)
Fund net assets	$399,607,916
Total number of portfolio holdings	154
Total advisory fees paid (during reporting period)	$856,131
Portfolio turnover rate	5%

Holdings [Text Block]
Fund holdings (as of February 28, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	29.23%
Transportation Revenue Bonds	18.58%
Special Tax Revenue Bonds	14.28%
Education Revenue Bonds	12.39%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.53%
Housing Revenue Bonds	6.59%
Lease Revenue Bonds	2.27%
Water & Sewer Revenue Bonds	2.22%
Electric Revenue Bonds	1.95%
State General Obligation Bonds	1.47%

State and territory allocation
Pennsylvania	83.01%
Puerto Rico	14.69%
US Virgin Islands	0.66%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.